Long-Term Investment (Details)	Jun. 30, 2022 USD ($)	Jun. 14, 2022	Sep. 30, 2021 CNY (¥)	Sep. 15, 2021
Long-Term Investment (Details) [Line Items]
Percentage of equity investment	100.00%	55.00%	20.00%	20.00%
Investment amount	$ 894,001		¥ 6,000,000
Fuzhou Fumao [Member]
Long-Term Investment (Details) [Line Items]
Percentage of equity investment				67.00%